Operating Segments (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Contract assets	R$ 1,862,156	R$ 1,618,669
Property, plant and equipment	485,621	559,203
Intangible assets	8,319	10,375
Right-of-use asset	116,995	98,265
Electricity Get [Member]
IfrsStatementLineItems [Line Items]
Contract assets
Property, plant and equipment	480,852	497,773
Intangible assets	4,368	5,607
Right-of-use asset	17,020	37,987
Electricity Dis [Member]
IfrsStatementLineItems [Line Items]
Contract assets	1,848,201	1,604,400
Property, plant and equipment
Intangible assets
Right-of-use asset	91,584	40,469
Com [Member]
IfrsStatementLineItems [Line Items]
Contract assets
Property, plant and equipment	290	126
Intangible assets	2,318	2,300
Right-of-use asset	227	1,536
Gas [Member]
IfrsStatementLineItems [Line Items]
Contract assets	13,955	14,269
Property, plant and equipment
Intangible assets
Right-of-use asset	5,408	3,243
Holding And Services [Member]
IfrsStatementLineItems [Line Items]
Contract assets
Property, plant and equipment	4,479	2,012
Intangible assets	1,633	2,289
Right-of-use asset	R$ 2,756	3,624
Tel [Member]
IfrsStatementLineItems [Line Items]
Contract assets
Property, plant and equipment		59,292
Intangible assets		179
Right-of-use asset		R$ 11,406